Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2018
Investments In Associates And Joint Ventures
Schedule of Group's investments in joint ventures

Changes if the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2018 and 2017 were as follows:

	June 30, 2018	June 30, 2017
Beginning of the year	7,813	16,835
Increase in equity interest in associates and joint ventures	343	1,102
Issuance of capital and contributions (ii)	156	160
Capital reduction	(284)	(32)
Decrease for control obtainment	-	(59)
Distribution of non-controlling interest	-	107
Decrease of interest in associate	(339)	-
Share of (loss) / profit	(701)	378
Cumulative translation adjustment	3,056	232
Transfer to loans to associates (i)	(190)	-
Dividends (ii)	(319)	(250)
Distribution for associate liquidation (iii)	(72)	-
Incorporation of deconsolidated subsidiary, net (see Note 4.G.)	12,763	-
Reclassification to held for sale	(44)	(10,709)
Others	16	49
End of the year (iv)	22,198	7,813

(i)   Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.

(ii)  See Note 29.

(iii) Corresponds to the distribution of the income from Baicom’s liquidation.

(iv) Includes Ps. (2,452) and Ps. (72) reflecting interests in companies with negative equity as of June 30, 2018 and 2017, respectively, which are disclosed in “Provisions” (see Note 18).

Schedule of additional information related to the Groups investment

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2018 and 2017, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2018, 2017 and 2016:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2016
Associates
New Lipstick (1)	49.90%	49.90%	49.90%	(2,452)	(72)	(2,380)	(201)	(64)
BHSA (2)	29.91%	30.66%	30.66%	2,250	1,693	618	83	259
Condor (3)	18.90%	28.72%	25.53%	696	634	450	53	(27)
Adama (4)	N/A	N/A	40.00%	N/A	N/A	N/A	N/A	4,141
PBEL	45.40%	45.40%	45.40%	1,049	768	389	262	194
Shufersal (7)	33.56%	N/A	N/A	12,763	N/A	N/A	N/A	N/A
Other associates	0.00%	0.00%	0.00%	2,610	1,552	978	(322)	465
Joint ventures
Quality (5)	50.00%	50.00%	50.00%	1,062	482	541	119	155
La Rural S.A.	50.00%	50.00%	-	94	113	14	15	-
Mehadrin (6)	45.41%	45.41%	45.41%	2,272	1,312	961	309	433
Other joint ventures	N/A	N/A	N/A	1,854	1,331	804	292	446
Total associates and joint ventures				22,198	7,813	2,375	610	6,002

Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Latest financial statements issued
				Share capital (nominal value)	Profit / (loss) for the year	Shareholders’ equity
Associates
New Lipstick (1)	U.S.	Real estate	N/A	-	(*) (11)	(*) (178)
BHSA (2)	Argentina	Financial	448,689,072	(***) 1.500	(***) 2.238	(***) 8.719
Condor (3)	U.S.	Hotel	2,198,225	N/A	(*) 1	(*) 109
Adama (4)	Israel	Agrochemical	N/A	N/A	N/A	N/A
PBEL	India	Real estate	450	(**) 1	(**) (76)	(**) (465)
Shufersal (7)	Israel	Retail	79,282,087	N/A	N/A	N/A
Other associates				N/A	N/A	N/A
Joint ventures
Quality (5)	Argentina	Real estate	120,827,022	242	1,079	2,113
La Rural S.A.	Argentina	Organization of events	714,498	1	78	157
Mehadrin (6)	Israel	Agriculture	1,509,889	(**) 3	(**) 57	(**) 595
Other joint ventures			-	N/A	N/A	N/A

(1)	New Lipstick's equity comprises a rental office building in New York City known as the “Lipstick Building” with related debt. Metropolitan, a subsidiary of New Lipstick, has renegotiated its non-recourse debt with IRSA, which amounted to US$ 113.1, and obtained a debt reduction of US$ 20 by the lending bank, an extension to April 30, 2020 and an interest rate reduction from LIBOR + 4 b.p. to 2 b.p. upon payment of US$ 40 in cash (US$ 20 in September 2017 and US$ 20 in October 2017), of which IRSA has contributed with US$ 20. Following the renegotiation, Metropolitan’s debt amounts to US$ 53.1. Additionally, Metropolitan has agreed to exercise on or before February 1, 2019 the purchase option on part of the land where the property is built and, to deposit the sum of money corresponding to 1% of the purchase price. Furthermore, Metropolitan has agreed to cause IRSA and other shareholders to furnish the bank, on or before February 1, 2020, with a payment guarantee with acceptable financial ratios fot the Bank for the outstanding balance of the purchase price, or a letter of credit in relation to the loan balance then outstanding.
(2)	BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. The effect of Treasury shares was considered. Share market value is Ps. 6.65 per share
(3)	Condor is a hotel-focused real estate investment trust (REIT). Share market value as of June 30, 2018 is Ps. 10.70 per share.
(4)	Adama is specialized in the chemical industry, mainly, in the agrochemical industry. See note 4.I.
(5)	Quality is engaged in the operation of the San Martín premises (formerly owned by Nobleza Piccardo S.A.I.C. y F.).
(6)	Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.
(7)	Share market value as of June 30, 2018 is NIS 2.24 per share

(*)	Amounts in millions of US Dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest with a three-month lag, including material adjustments, if any.
(**)	Amounts in millions of NIS.
(***)	The balances as of June 30, 2018 correspond to the Financial Statements of BHSA prepared in accordance with BCRA standards. For the purpose of the valuation of the investment in the company, necessary adjustments to adequate the Financial Statements to IFRS have been considered.

Schedule of financial information of the joint ventures considered to be material

Set out below is summarized financial information of the associates and joint ventures considered to be material to the Group:

	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets		% of ownership interest held		Interest in associate and joint venture	Goodwill and others	Book value
As of 06.30.18
Associates
BHSA	56,150	24,837	44,697	28,560	7,730	(iv)	29.9%	(iii)	2,312	(62)	2,250
PBEL	1,965	418	584	5,468	(3,669)		45.0%		(1,651)	2,700	1,049
Shufersal	21,982	38,606	24,072	22,100	14,416		33.6%		4,838	7,925	12,763
Joint ventures
Quality Invest (ii)	5	2,820	64	648	2,113		50.0%		1,057	5	1,062
Mehadrin	6,367	5,665	4,860	2,478	4,694		45.4%		2,132	140	2,272
As of 06.30.17
Associates
BHSA	36,762	18,228	33,675	15,548	5,767	(iv)	30.66%	(iii)	1,768	(75)	1,693
PBEL	1,469	272	181	4,302	(2,742)		45.40%		(1,245)	2,013	768
Shufersal	12,764	23,482	16,556	12,983	6,707		39.33%		2,638	1,202	3,840
Joint ventures
Quality Invest (ii)	18	1,486	82	466	956		50.00%		478	4	482
Mehadrin	3,439	3,520	2,900	1,502	2,557		45.41%		1,161	151	1,312

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
Year ended 06.30.18 (i)
Associates
BHSA	11,144	2,238	2,238	200	6,912	1,304	(2,832)	6,180
PBEL	5	(355)	(352)	-	(49)	255	(222)	(16)
Shufersal	60,486	1,187	(76)	455	3,796	(4,877)	2,937	1,856
Joint ventures
Quality Invest (ii)	13	1,079	1,079	-	(80)	-	80	-
Mehadrin	7,249	343	348	-	395	26	(71)	350
Year ended 06.30.17 (i)
Associates
BHSA	6,821	625	625	-	(6,439)	475	2,124	(3,840)
PBEL	300	(292)	(186)	-	202	(37)	(160)	5
Shufersal	47,192	1,000	(7)	(265)	2,883	(1,590)	(1,798)	(505)
Joint ventures
Quality Invest (ii)	26	237	237	-	(11)	-	11	-
Mehadrin	5,403	180	172	-	476	(76)	(53)	347

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)	In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
(iii)	Considering the effect of Treasury shares.
(iv)	Net of non-controlling interest.